Significant accounting policies - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 MW
Significant Accounting Policies [Line Items]
Non-regulated energy sales	202,300	180,191
Interest expense	62,418	53,426
Property, plant and equipment	3,278,422	2,708,704	3,278,422
Contributions in aid of construction	4,608	627	4,608
Water lease, term	50 years
Water lease, inducement period	10 years
Description of interest rate on deposits	The deposits bear monthly interest and are applied to the customer account after 12 months if the customer is found to be creditworthy.
Terms of interest rate on deposits	12 months
Revenue from insurance claims for business interruption	1,227	6,455
Long Sault | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Percentage of acquirable equity in 2038	58.00%		58.00%
Generating assets of Long Sault	42,689	44,319	42,689
Long-term debt of Long Sault	36,049	37,143	36,049
Non-regulated energy sales	10,778	10,155
Interest expense	3,781	3,632
Operating expenses and amortization	3,201	2,391
Long Sault | Primary Beneficiary | Power plant | 2014 - 2027
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	70.00%		70.00%
Long Sault | Primary Beneficiary | Power plant | Thereafter to 2046
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	62.50%		62.50%
Saint-Damase | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Long-term debt of Long Sault	23,400		23,400
Non-regulated energy sales			440
Interest expense			39
Evaluated Power Capacity			24
Ownership interest			50.00%
Ownership interest held by noncontrolling interest	50.00%		50.00%
Operating expenses and amortization			217
Minimum
Significant Accounting Policies [Line Items]
Refund period of developer advances	10 years
Maximum
Significant Accounting Policies [Line Items]
Refund period of developer advances	20 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years